INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred taxes as of December 31, 2021 and 2020 consist of the following:

	2021	2020
Deferred Tax Assets/(Liability) Detail
Stock Compensation	$52,313	$52,313
Amortization	156,072	156,072
Depreciation	1,180	1,180
Interest	1,213,854	1,213,854
Change in Fair Market Value of Derivative Liabilities	279,582	279,582
NOL DTA	19,812,046	16,676,120
Valuation allowance	(21,515,047)	(18,379,120)
Total gross deferred tax assets	-	-

SCHEDULE OF EFFECTIVE RECONCILIATION INCOME TAX

	2021	2020
Expected tax at statutory rates	21.00%	21.00%
Nondeductible Expenses	(11.72)%	(11.72)%
State Income Tax, Net of Federal benefit	1.51%	1.59%
Current Year Change in Valuation Allowance	(5.83)%	(5.83)%
Prior Deferred True-Ups	(5.03)%	(5.03)%